UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2009

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       1/14/2010
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $195,968


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            December 31, 2009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Level 3 Communications Inc Con CNV              52729NAS9     2715  2715000 PRN      SOLE                  2135000            580000
Freeport McMoran C&G CV $6.75  CVP              35671D782     6036    52485 SH       SOLE                    40035             12450
Abbott Labs                    COM              002824100      598    11075 SH       SOLE                    10095               980
American States Water Company  COM              029899101      225     6352 SH       SOLE                     6352
Anadarko Petroleum Corp        COM              032511107     5734    91864 SH       SOLE                    76334             15530
Avery Dennison Corp            COM              053611109      718    19676 SH       SOLE                    18376              1300
BP PLC Spons ADR               COM              055622104      503     8683 SH       SOLE                     8683
Berkshire Hathaway Inc         COM              084670108     3869       39 SH       SOLE                       27                12
Berkshire Hathaway Inc Cl B    COM              084670207     4361     1327 SH       SOLE                     1243                84
Boeing Co                      COM              097023105     5723   105720 SH       SOLE                    85020             20700
Canadian National Railway Co   COM              136375102     1037    19080 SH       SOLE                    18805               275
Cato Corp                      COM              149205106     4910   244774 SH       SOLE                   167900             76874
Cemex S.A.B. de C.V.           COM              151290889     5378   454958 SH       SOLE                   365767             89191
Chesapeake Energy Corp         COM              165167107     1103    42625 SH       SOLE                    41925               700
Chevron Corp                   COM              166764100     6744    87597 SH       SOLE                    64998             22599
Chicago Bridge & Iron          COM              167250109     9773   483337 SH       SOLE                   395812             87525
Colgate Palmolive Co           COM              194162103      766     9320 SH       SOLE                     8195              1125
ConocoPhillips                 COM              20825c104     3899    76349 SH       SOLE                    73340              3009
DirectTV Class A               COM              25490A101     4734   141950 SH       SOLE                   112425             29525
Disney Co., Walt               COM              254687106     5446   168859 SH       SOLE                   138759             30100
Dominion Resources Inc         COM              25746U109     1148    29497 SH       SOLE                    28477              1020
Enerplus Resources Fund        COM              29274D604      306    13330 SH       SOLE                    13330
Exxon Mobil Corp               COM              30231G102      218     3190 SH       SOLE                     3190
Forest Labs Inc                COM              345838106     4658   145075 SH       SOLE                   115800             29275
Forest Oil Co                  COM              346091705     4274   192088 SH       SOLE                   146241             45847
Gencorp Inc                    COM              368682100     4322   617360 SH       SOLE                   471360            146000
Investor's Real Estate Trust   COM              461730103     3549   394378 SH       SOLE                   350448             43930
Johnson & Johnson              COM              478160104      376     5830 SH       SOLE                     5830
Kansas City Southern Industrie COM              485170302     6434   193270 SH       SOLE                   146445             46825
L-3 Communications Hldgs, Inc  COM              502424104     2770    31855 SH       SOLE                    31465               390
Laboratory Corp of America     COM              50540R409     5794    77420 SH       SOLE                    60385             17035
Leucadia National Corp         COM              527288104     6903   290145 SH       SOLE                   234120             56025
Level 3 Communications         COM              52729N100      141    92172 SH       SOLE                    91092              1080
Lincoln Electric Holdings Inc  COM              533900106     7243   135488 SH       SOLE                   106795             28693
Nexen Inc                      COM              65334H102     6868   286985 SH       SOLE                   229990             56995
OtterTail Corporation          COM              689648103      249    10025 SH       SOLE                    10025
Patriot Coal Corp              COM              70336T104     4908   317464 SH       SOLE                   233524             83940
Peabody Energy Corp            COM              704549104     9368   207202 SH       SOLE                   167955             39247
Pfizer Inc                     COM              717081103     7845   431269 SH       SOLE                   343952             87317
Plum Creek Timber              COM              729251108     6159   163100 SH       SOLE                   125925             37175
Procter and Gamble Co          COM              742718109      283     4665 SH       SOLE                     4665
SPDR Gold Tr                   COM              78463V107     8180    76230 SH       SOLE                    60265             15965
Schlumberger Ltd               COM              806857108      216     3325 SH       SOLE                     3325
St. Joe Company                COM              790148100     4088   141510 SH       SOLE                   100685             40825
Target Corp                    COM              87612E106      208     4300 SH       SOLE                     4300
Texas Pacific Land Trust       COM              882610108     4307   143315 SH       SOLE                   109040             34275
US Bancorp                     COM              902973304      872    38726 SH       SOLE                    38726
Vulcan Materials               COM              929160109     5749   109160 SH       SOLE                    81810             27350
Wells Fargo Co                 COM              949746101     5489   203361 SH       SOLE                   172411             30950
Winnebago Industries           COM              974637100     1746   143149 SH       SOLE                   106350             36799
Wisconsin Energy Corp          COM              976657106      203     4075 SH       SOLE                     4075
ProShares UltraShort S&P500                     74347R883     4742   135280 SH       SOLE                   107830             27450
Berkshire Hathaway Inc                          084670108     2083       21 SH       SOLE                        5                21
                       Total                               195,968
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